Filed pursuant to Rule 497(j)

Registration Nos. 333-174332 and 811-22559

Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

March 1, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund IV
(Registration Nos. 333-174332, 811-22559)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund IV (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Enhanced Short Maturity ETF, First Trust Low Duration Opportunities ETF, First Trust North American Energy Infrastructure Fund, First Trust Senior Loan Fund, First Trust SSI Strategic Convertible Securities ETF, First Trust Tactical High Yield ETF, First Long Duration Opportunities ETF, First Trust EIP Carbon Impact ETF, First Trust High Income Strategic Focus ETF, FT Vest S&P 500 Dividend Aristocrats Target Income ETF, First Trust Limited Duration Investment Grade Corporate ETF, FT Vest Rising Dividend Achievers Target Income ETF, FT Energy Income Partners Strategy ETF, FT Vest DIJA® Dow 10 Target Income ETF, First Trust Intermediate Government Opportunities ETF, First Trust Intermediate Duration Investment Grade Corporate ETF, FT Vest SMID Rising Dividend Achievers Target Income ETF and FT Vest Technology Dividend Target Income ETF, each a series of the Registrant. Post-Effective Amendment No. 286, a recent amendment to the Registration Statement and was filed electronically with the Securities and Exchange Commission on February 28, 2024.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures